Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 30, 2015

to the Statutory Prospectus for Class A, Class B, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class D

Shares of Allianz Funds

Dated August 28, 2015 (as supplemented thereafter)

Disclosure Relating to All Series

(each, a “Fund,” and collectively, the “Funds”)

On October 7-8, 2015, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2015 through October 31, 2016. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI International Managed Volatility Fund

Within the Fund Summary relating to the AllianzGI International Managed Volatility Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class P	None	None
Class D	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.90%	0.25%	0.01%	1.16%	(0.20)%	0.96%
Class C	0.90	1.00	0.01	1.91	(0.20)	1.71
Class R	0.90	0.50	0.01	1.41	(0.20)	1.21
Institutional	0.80	None	0.01	0.81	(0.20)	0.61
Class P	0.90	None	0.01	0.91	(0.20)	0.71
Class D	0.90	0.25	0.01	1.16	(0.20)	0.96

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2015, AGIFM has contractually agreed to observe, through October 31, 2016 or such earlier time as the Fund is liquidated, an irrevocable waiver of a portion of its administrative fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the contractual fee rate by 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$643	$879	$1,135	$1,865	$643	$879	$1,135	$1,865
Class C	274	581	1,013	2,216	174	581	1,013	2,216
Class R	123	427	752	1,674	123	427	752	1,674
Institutional	62	239	430	983	62	239	430	983
Class P	73	270	484	1,101	73	270	484	1,101
Class D	98	349	619	1,391	98	349	619	1,391

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class B	None	5%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None
Class D	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.96%	0.25%	0.01%	1.22%	(0.03)%	1.19%
Class B	0.96	1.00	0.01	1.97	(0.03)	1.94
Class C	0.96	1.00	0.01	1.97	(0.03)	1.94
Class R	0.96	0.50	0.01	1.47	(0.03)	1.44
Institutional	0.86	None	0.01	0.87	(0.08)	0.79
Class R6	0.81	None	0.01	0.82	(0.08)	0.74
Class P	0.96	None	0.01	0.97	(0.03)	0.94
Administrative	0.86	0.25	0.01	1.12	(0.08)	1.04
Class D	0.96	0.25	0.01	1.22	(0.03)	1.19

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2015, AGIFM has contractually agreed to observe, through October 31, 2016, (i) an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets, and (ii) an irrevocable waiver of a portion of its administrative fees paid by Class R6, Institutional Class and Administrative Class shares, which reduces the contractual fee rate by 0.05% with respect to those particular share classes.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$665	$913	$1,181	$1,944	$665	$913	$1,181	$1,944
Class B	697	915	1,260	2,008	197	615	1,060	2,008
Class C	297	615	1,060	2,293	197	615	1,060	2,293
Class R	147	462	800	1,755	147	462	800	1,755
Institutional	81	270	474	1,065	81	270	474	1,065
Class R6	76	254	447	1,006	76	254	447	1,006
Class P	96	306	533	1,187	96	306	533	1,187
Administrative	106	348	609	1,356	106	348	609	1,356
Class D	121	384	667	1,475	121	384	667	1,475

Disclosure Relating to AllianzGI NFJ International Value Fund

Within the Fund Summary relating to the AllianzGI NFJ International Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None
Class D	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.04%	0.25%	0.01%	1.30%	(0.02)%	1.28%
Class C	1.04	1.00	0.01	2.05	(0.02)	2.03
Class R	1.04	0.50	0.01	1.55	(0.02)	1.53
Institutional	0.94	None	0.01	0.95	(0.02)	0.93
Class R6	0.89	None	0.01	0.90	(0.02)	0.88
Class P	1.04	None	0.01	1.05	(0.02)	1.03
Administrative	0.94	0.25	0.01	1.20	(0.02)	1.18
Class D	1.04	0.25	0.01	1.30	(0.02)	1.28

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2015, AGIFM has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of its administrative fees (“Management Fees” in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the contractual fee rate by 0.025%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$673	$938	$1,222	$2,030	$673	$938	$1,222	$2,030
Class C	306	641	1,101	2,378	206	641	1,101	2,378
Class R	156	488	843	1,844	156	488	843	1,844
Institutional	95	301	524	1,165	95	301	524	1,165
Class R6	90	285	497	1,106	90	285	497	1,106
Class P	105	332	577	1,281	105	332	577	1,281
Administrative	120	379	658	1,453	120	379	658	1,453
Class D	130	410	711	1,566	130	410	711	1,566

Disclosure Relating to AllianzGI NFJ Mid-Cap Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Mid-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class B	None	5%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class P	None	None
Administrative	None	None
Class D	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
Class A	0.95%	0.25%	0.01%	0.09%	1.30%
Class B	0.95	1.00	0.01	0.09	2.05
Class C	0.95	1.00	0.01	0.09	2.05
Class R	0.95	0.50	0.01	0.09	1.55
Institutional	0.85	None	0.01	0.09	0.95
Class P	0.95	None	0.01	0.09	1.05
Administrative	0.85	0.25	0.01	0.09	1.20
Class D	0.95	0.25	0.01	0.09	1.30

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	“Management Fees” have been restated to reflect current advisory fees.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$675	$939	$1,224	$2,032	$675	$939	$1,224	$2,032
Class B	708	943	1,303	2,097	208	643	1,103	2,097
Class C	308	643	1,103	2,379	208	643	1,103	2,379
Class R	158	490	845	1,845	158	490	845	1,845
Institutional	97	303	525	1,166	97	303	525	1,166
Class P	107	334	579	1,283	107	334	579	1,283
Administrative	122	381	660	1,455	122	381	660	1,455
Class D	132	412	713	1,568	132	412	713	1,568

Disclosure Relating to All Series

Within the Management of the Funds section, the table under “Management Fees–Advisory Fees” is hereby revised in its entirety as follows:

Allianz Fund	Advisory Fees
AllianzGI Emerging Markets Opportunities(1), AllianzGI Global Small-Cap and AllianzGI Technology(2) Funds	0.90%
AllianzGI Health Sciences Fund	0.80%
AllianzGI Global Natural Resources Fund	0.70%
AllianzGI Income & Growth(3) and AllianzGI NFJ All-Cap Value Funds	0.65%
AllianzGI NFJ International Value(4), AllianzGI NFJ Mid-Cap Value(5) and AllianzGI Small-Cap Blend Funds (6)	0.60%
AllianzGI NFJ Small-Cap Value Fund(7)	0.57%
AllianzGI Mid-Cap Fund	0.47%
AllianzGI Focused Growth, AllianzGI NFJ Dividend Value(8) and AllianzGI NFJ Large-Cap Value Funds	0.45%
AllianzGI International Managed Volatility Fund	0.40%
AllianzGI U.S. Managed Volatility Fund	0.30%

(1)	Effective October 13, 2015, the Investment Advisory Fee was reduced from 0.90% to 0.85%.
(2)	Effective November 1, 2015, the Adviser has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2014 through October 31, 2015.
(3)	Effective November 1, 2015, the Adviser has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2014 through October 31, 2015.
(4)	Effective November 1, 2015, the Adviser has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2014 through October 31, 2015.
(5)	Effective November 1, 2015, the Investment Advisory Fee was reduced from 0.60% to 0.55%.
(6)	Effective March 9, 2015, the Adviser has contractually agreed to observe, through March 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.06% to 0.59%. For the period during which this waiver was in effect (March 9, 2015 through June 30, 2015), the reduced fee totaled 0.60%.
(7)	Effective November 1, 2015, the Adviser has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2014 through October 31, 2015.
(8)	Effective November 1, 2015, the Adviser has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.025% on net assets in excess of $7.5 billion and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2014 through October 31, 2015.

Within the Management of the Funds section, the “Administration Fees” table under “Management Fees–Administrative Fees” is hereby revised in its entirety as follows:

	Administration Fees
Allianz Fund	Class A	Class B	Class C	Class R	Institutional Class	Class R6	Class P	Administrative Class	Class D
AllianzGI Emerging Markets Opportunities Fund(1)	0.50%	N/A	0.50%	N/A	0.40%	N/A	0.50%	N/A	0.50%
AllianzGI Focused Growth Fund	0.40	0.40%	0.40	0.40%	0.30	N/A	0.40	0.30%	0.40
AllianzGI Income & Growth Fund	0.38	N/A	0.38	0.38	0.28	N/A	0.38	N/A	0.38
AllianzGI International Managed Volatility Fund(2)	0.30	N/A	0.30	0.30	0.20	N/A	0.30	N/A	0.30
AllianzGI U.S. Managed Volatility Fund	0.40	0.40	0.40	N/A	0.30	N/A	0.40	N/A	0.40
AllianzGI NFJ All-Cap Value Fund	0.40	0.40	0.40	N/A	0.30	N/A	0.40	N/A	0.40
AllianzGI NFJ Dividend Value Fund	0.34	0.34	0.34	0.34	0.24	0.19%	0.34	0.24	0.34
AllianzGI NFJ International Value Fund(3)	0.41	N/A	0.41	0.41	0.31	0.26	0.41	0.31	0.41
AllianzGI NFJ Large-Cap Value Fund	0.40	0.40	0.40	0.40	0.30	N/A	0.40	0.30	0.40
AllianzGI NFJ Mid-Cap Value Fund	0.40	0.40	0.40	0.40	0.30	N/A	0.40	0.30	0.40
AllianzGI NFJ Small-Cap Value Fund(4)	0.36	0.36	0.36	0.36	0.21	0.16	0.36	0.21	0.36
AllianzGI Global Natural Resources Fund	0.45	N/A	0.45	N/A	0.35	N/A	0.45	N/A	0.45
AllianzGI Global Small-Cap Fund	0.45	0.45	0.45	N/A	0.35	N/A	0.45	N/A	0.45
AllianzGI Mid-Cap Fund	0.40	0.40	0.40	0.40	0.30	N/A	0.40	0.30	0.40
AllianzGI Small-Cap Blend Fund	0.40	N/A	0.40	N/A	0.30	N/A	0.40	N/A	0.40
AllianzGI Technology Fund	0.39	0.39	0.39	N/A	0.29	N/A	0.39	0.29	0.39
AllianzGI Health Sciences Fund	0.40	0.40	0.40	N/A	0.30	N/A	N/A	N/A	0.40

(1)	Effective October 13, 2015, the Administrator has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of its Administrative Fees, which reduces the contractual fee rate by 0.15%.
(2)	Effective November 1, 2015, the Administrator has contractually agreed to observe, through October 31, 2016 or such earlier time as the Fund is liquidated, an irrevocable waiver of a portion of its Administrative Fees, which reduces the contractual fee rate by 0.20%. An identical waiver arrangement was in place for the Fund from November 1, 2014 through October 31, 2015.
(3)	Effective November 1, 2015, the Administrator has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of its Administrative Fees which reduces the contractual fee rate by 0.025%. An identical waiver arrangement was in place for the Fund from November 1, 2014 through October 31, 2015.
(4)	Effective November 1, 2015, the Administrator has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of its Administrative Fees paid by Institutional Class, Class R6 and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to these particular share classes. An identical waiver arrangement was in place for the Fund from November 1, 2014 through October 31, 2015.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 30, 2015

to the Statement of Additional Information (“SAI”)

of Allianz Funds

Dated August 28, 2015 (as supplemented thereafter)

Disclosure Relating to All Series (each, a “Fund,” and collectively, the “Funds”)

Within the Management of the Trust section, the first table in the “Investment Adviser – Advisory Agreement” sub-section is hereby revised in its entirety as follows:

The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Fund	Advisory Fee Rate
Global Small-Cap and Technology(1)	0.90%
Emerging Markets Opportunities(2)	0.85%
Health Sciences	0.80%
Global Natural Resources	0.70%
Income & Growth(3), Small-Cap Blend(4) and NFJ All-Cap Value	0.65%
NFJ International Value(5) and NFJ Small-Cap Value(6)	0.60%
NFJ Mid-Cap Value(7)	0.55%
Mid-Cap	0.47%
NFJ Dividend Value(8), NFJ Large-Cap Value and Focused Growth	0.45%
International Managed Volatility	0.40%
U.S. Managed Volatility	0.30%

(1)	Effective November 1, 2015, the Adviser has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2014 through October 31, 2015.
(2)	Effective October 13, 2015, the Investment Advisory Fee was reduced from 0.90% to 0.85%.
(3)	Effective November 1, 2015, the Adviser has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2014 through October 31, 2015.
(4)	Effective March 9, 2015, the Adviser has contractually agreed to observe, through March 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.06% to 0.59%.
(5)	Effective November 1, 2015, the Adviser has contractually agreed to observe, through October 31, 2015, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2014 through October 31, 2015.

(6)	Effective November 1, 2015, the Adviser has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2014 through October 31, 2015.
(7)	Effective November 1, 2015, the Investment Advisory Fee was reduced from 0.60% to 0.55%.
(8)	Effective November 1, 2015, the Adviser has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.025% on net assets in excess of $7.5 billion and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2014 through October 31, 2015.

Within the Management of the Trust section, the first paragraph of disclosure in the sub-section titled “Portfolio Management Agreements—NFJ” is hereby revised in its entirety as follows:

Pursuant to a Portfolio Management Agreement between the Adviser and NFJ, NFJ provides investment advisory services to the NFJ All-Cap Value, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value, NFJ Mid-Cap Value and NFJ Small-Cap Value Funds. For the services provided, the Adviser (not the Trust) pays NFJ a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): 0.35% for the NFJ Dividend Value and NFJ Large-Cap Value Funds, 0.45% for the NFJ Mid-Cap Value Fund, 0.50% for the NFJ International Value and NFJ Small-Cap Value Funds and 0.55% for the NFJ All-Cap Value Fund.

Within the Management of the Trust section, the “Administrative Fee Rate” table in the “Fund Administrator” sub-section is hereby revised in its entirety as follows:

Administrative Fee Rate

Fund	Institutional and Administrative Classes(1)		Class R6(1)		Class A, Class B, Class C, Class D, and Class R(1)	Class P(1)
Emerging Markets Opportunities(2)	0.40%		N/A		0.50%	0.50%
Focused Growth	0.30%		N/A		0.40%	0.40%
Global Natural Resources	0.35%		N/A		0.45%	0.45%
Global Small-Cap	0.35%		N/A		0.45%	0.45%
Health Sciences	0.30%		N/A		0.40%	N/A
Income & Growth	0.30%		N/A		0.40%	0.40%
International Managed Volatility(3)	0.40%		N/A		0.50%	0.50%
Mid-Cap	0.30%		N/A		0.40%	0.40%
NFJ All-Cap Value	0.30%		N/A		0.40%	0.40%
NFJ Dividend Value	0.30%		0.25%		0.40%	0.40%
NFJ International Value(4)	0.40%		0.35%		0.50%	0.50%
NFJ Large-Cap Value	0.30%		N/A		0.40%	0.40%
NFJ Mid-Cap Value	0.30%		N/A		0.40%	0.40%
NFJ Small-Cap Value	0.30	%(5)	0.25	%(5)	0.40%	0.40%
Small-Cap Blend	0.30%		N/A		0.40%	0.40%
Technology	0.30%		N/A		0.40%	0.40%
U.S. Managed Volatility	0.30%		N/A		0.40%	0.40%

(1)

The total Administrative Fee rate for each class of shares of the AllianzGI Emerging Markets Opportunities, AllianzGI International Managed Volatility and AllianzGI NFJ International Value Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administrative Fee rate for each class of shares of the AllianzGI Global Natural Resources and AllianzGI Global Small-Cap Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administrative Fee rate for each class of shares of all other Allianz Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.
(2)	Effective October 13, 2015, the Administrator has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of its Administrative Fees, which reduces the contractual fee rate by 0.15%.
(3)	Effective November 1, 2015, the Administrator has contractually agreed to observe, through October 31, 2016 or such earlier time as the Fund is liquidated, an irrevocable waiver of a portion of its Administrative Fees, which reduces the contractual fee rate by 0.20%. An identical waiver arrangement was in place from November 1, 2014 through October 31, 2015.
(4)	Effective November 1, 2015, the Administrator has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of its Administrative Fees which reduces the contractual fee rate by 0.025%. An identical waiver arrangement was in place from November 1, 2014 through October 31, 2015.
(5)	Effective November 1, 2015, the Administrator has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of its Administrative Fees paid by Institutional Class, Class R6 and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to these particular share classes. An identical waiver arrangement was in place for the Fund’s Administrative Class and Institutional Class shares from November 1, 2014 through October 31, 2015.

Please retain this Supplement for future reference.